DEBT (Details - Schedule of Notes Payable - Financing Agreements) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 102,256	$ 52,503	$ 42,942
Third Party Insurance Note One [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 4,167	$ 22,266	$ 23,327
Notes Payable, Interest	7.75%	7.75%	7.75%
Third Party Insurance Note Two [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 35,232	$ 12,667	$ 10,457
Notes Payable, Interest	6.24%	6.24%	5.26%
Third Party Insurance Note Three [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 22,128	$ 17,570	$ 9,158
Third Party Insurance Note Four [Member]
Short-Term Debt [Line Items]
Notes Payable, Principal	$ 40,729	$ 0	$ 0